Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
(a) Proceeds from sale of investments in previously consolidated subsidiaries:
Working capital (excluding cash and cash equivalents)	$ (54)
Foreign transaltion fund	277
Non-controlling interests	141
Gain (loss) from sale of subsidiaries	534
Long term investments	(921)
Total subsidiaries' assets and liabilities	(23)
NIS
(a) Proceeds from sale of investments in previously consolidated subsidiaries:
Working capital (excluding cash and cash equivalents)	(186)
Foreign transaltion fund	961
Non-controlling interests	490
Gain (loss) from sale of subsidiaries	1,853
Long term investments	(3,197)
Total subsidiaries' assets and liabilities	$ (79)